Operating expenses	12 Months Ended
Oct. 31, 2019
Disclosure Of Operating Expenses [Abstract]
Operating expenses [Text Block]

14. Operating expenses

(a) General and administration

The components of general and administration expenses are as follows:

	2019	2018	2017
General and administrative	$56,720	$63,936	$98,187
Rent and occupancy	64,647	70,674	72,725
Office insurance	26,812	117,615	54,023
Investor relations, listing and filing fees	49,029	53,113	80,486
	$197,208	$305,338	$305,421

(b) Professional, other fees and salaries

The components of professional, other fees and salaries expenses are as follows:

	2019	2018	2017
Professional fees	$157,354	$165,685	$224,139
Consulting fees	53,845	316,815	813,735
Salaries and benefits	230,782	264,780	395,239
	$441,981	$747,280	$1,433,113